Allowance For Credit Losses - Summary of Changes in Carrying Amount of Allowance for Credit Losses (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	$ 6,299
Additions charged to expense (recovery), net	(470)
Write-offs	(221)
Balance as of September 30, 2020	6,500
Impact of adopting ASU 2016-13
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	892
Accounts Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	6,299
Additions charged to expense (recovery), net	(1,386)
Write-offs	(221)
Balance as of September 30, 2020	4,692
Net Investment in Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Additions charged to expense (recovery), net	700
Balance as of September 30, 2020	1,336
Net Investment in Finance Leases | Impact of adopting ASU 2016-13
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	636
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Additions charged to expense (recovery), net	216
Balance as of September 30, 2020	472
Container Leaseback Financing Receivable | Impact of adopting ASU 2016-13
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	$ 256